SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Inventory	$ 0	$ 78,765	$ 34,199
Vehicles and equipment [Member]
Property Plant And Equipment Usefu Life	5 years	5 years
Software [Member]
Property Plant And Equipment Usefu Life	3 years	3 years